UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                     Date of reporting period: May 31, 2012
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                     ANNUAL
                                     REPORT
                               FOR THE YEAR ENDED
                                  MAY 31, 2012

                                  FIRST TRUST
                              SENIOR FLOATING RATE
                                 INCOME FUND II

                                  FIRST TRUST

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)

                                 ANNUAL REPORT
                                  MAY 31, 2012

Shareholder Letter ..........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments ....................................................  5
Statement of Assets and Liabilities ......................................... 16
Statement of Operations ..................................................... 17
Statements of Changes in Net Assets ......................................... 18
Statement of Cash Flows...................................................... 19
Financial Highlights......................................................... 20
Notes to Financial Statements................................................ 21
Report of Independent Registered Public Accounting Firm ..................... 27
Additional Information ...................................................... 28
Board of Trustees and Officers............................................... 30
Privacy Policy............................................................... 32


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Senior Floating Rate Income Fund II (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT) ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO

                                  MAY 31, 2012


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Senior Floating Rate Income Fund II (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your financial advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your financial advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Senior Floating Rate Income Fund II and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
"AT A GLANCE"
AS OF MAY 31, 2012 (UNAUDITED)

-------------------------------------------------------------------
FUND STATISTICS
-------------------------------------------------------------------
Symbol on New York Stock Exchange                               FCT
Common Share Price                                           $14.34
Common Share Net Asset Value ("NAV")                         $14.49
Premium (Discount) to NAV                                    -1.04%
Net Assets Applicable to Common Shares                 $367,171,763
Current Monthly Distribution per Common Share (1)           $0.0800
Current Annualized Distribution per Common Share            $0.9600
Current Distribution Rate on Closing Common Share Price (2)   6.69%
Current Distribution Rate on NAV (2)                          6.63%



-------------------------------------------------------------------
                COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-------------------------------------------------------------------
         Common Share Price       NAV
5/11     14.82                    14.76
         14.73                    14.67
         14.30                    14.65
         14.38                    14.63
6/11     14.15                    14.63
         14.44                    14.59
         14.47                    14.63
         14.39                    14.63
         14.31                    14.65
7/11     13.88                    14.64
         13.09                    14.37
         12.68                    13.49
         12.35                    13.51
8/11     12.38                    13.30
         13.06                    13.58
         12.83                    13.61
         13.12                    13.70
         12.84                    13.70
9/11     13.42                    13.70
         12.97                    13.52
         13.32                    13.80
         13.31                    13.99
10/11    13.85                    14.24
         13.52                    14.17
         13.48                    14.19
         13.31                    14.17
11/11    12.96                    14.08
         13.16                    14.04
         13.09                    14.07
         13.10                    14.07
         13.34                    14.13
12/11    13.19                    14.09
         13.95                    14.22
         14.15                    14.31
         14.27                    14.38
1/12     14.36                    14.48
         14.30                    14.49
         14.37                    14.53
         14.39                    14.55
2/12     14.52                    14.58
         14.74                    14.54
         14.74                    14.55
         14.78                    14.60
         14.78                    14.62
3/12     14.97                    14.68
         14.63                    14.64
         14.43                    14.64
         14.48                    14.69
4/12     14.66                    14.75
         14.58                    14.72
         14.62                    14.74
         14.08                    14.55
         14.45                    14.51
5/12     14.34                    14.49


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

                                                        Average Annual Total Return
                                                   -------------------------------------
                                 1 Year Ended      5 Years Ended   Inception (5/25/2004)
                                   5/31/2012         5/31/2012           5/31/2012
FUND PERFORMANCE (3)
NAV                                  4.45%             1.09%               3.15%
Market Value                         2.95%             0.98%               2.42%

INDEX PERFORMANCE
S&P/LSTA Leveraged Loan Index        2.35%             4.29%               4.94%



-----------------------------------------------------
                                           % OF TOTAL
CREDIT QUALITY (S&P RATINGS) (4)          INVESTMENTS
-----------------------------------------------------
BBB-                                            2.7%
BB+                                             6.0
BB                                             10.5
BB-                                            31.5
B+                                             29.2
B                                              12.7
B-                                              1.0
CCC+                                            1.5
CCC                                             0.5
NR                                              0.9
NR (Privately rated securities)                 3.5
                                              ------
                                      Total   100.0%
                                              ======


-----------------------------------------------------
                                           % OF TOTAL
TOP 10 ISSUERS                            INVESTMENTS
-----------------------------------------------------
Reynolds Consumer Products Holdings, Inc.       2.0
Harrah's Entertainment, Inc.                    1.7
Nuveen Investments, Inc.                        1.6
Asurion Corp.                                   1.4
First Data Corp.                                1.3
Carestream Health, Inc.                         1.2
Royalty Pharma Finance Trust                    1.2
Affinion Group, Inc.                            1.1
Intelsat Jackson Holdings S.A.                  1.1
Vanguard Health Systems, Inc.                   1.1
                                              ------
                                      Total    13.7%
                                              ======


-----------------------------------------------------
                                           % OF TOTAL
ASSET CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------
Health Care Providers & Services               11.3%
Media                                           9.1
Chemicals                                       6.5
Diversified Financial Services                  6.0
Software                                        5.8
Hotels, Restaurants & Leisure                   5.4
Diversified Telecommunication Services          4.4
Capital Markets                                 3.7
Independent Power Producers & Energy Traders    3.4
Health Care Equipment & Supplies                3.1
Professional Services                           2.9
Aerospace & Defense                             2.6
Auto Components                                 2.4
Commercial Services & Supplies                  2.4
Containers & Packaging                          2.3
Pharmaceuticals                                 2.1
Oil, Gas & Consumable Fuels                     2.0
Diversified Consumer Services                   1.7
Wireless Telecommunication Services             1.7
IT Services                                     1.7
Machinery                                       1.5
Life Sciences Tools & Services                  1.3
Real Estate Investment Trusts (REITs)           1.3
Food Products                                   1.3
Specialty Retail                                1.3
Road & Rail                                     1.2
Leisure Equipment & Products                    1.1
Biotechnology                                   1.1
Real Estate Management & Development            1.0
Semiconductors & Semiconductor Equipment        0.9
Insurance                                       0.8
Construction & Engineering                      0.7
Automobiles                                     0.7
Food & Staples Retailing                        0.7
Building Products                               0.6
Communications Equipment                        0.6
Internet Software & Services                    0.5
Electric Utilities                              0.5
Computers & Peripherals                         0.5
Metals & Mining                                 0.4
Household Durables                              0.4
Consumer Finance                                0.3
Industrial Conglomerates                        0.3
Health Care Technology                          0.3
Energy Equipment & Services                     0.2
                                              ------
                                      Total   100.0%
                                              ======


(1) Most recent distribution paid or declared through 5/31/2012. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share Price or NAV, as applicable, as of 5/31/2012. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. From inception to October 12, 2010, Four Corners Capital Management, LLC served as the Fund's sub-advisor. Effective October 12, 2010, the Leveraged Finance Investment Team of First Trust Advisors L.P. assumed the day-to-day responsibility for management of the Fund's portfolio. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Ratings below BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                                  MAY 31, 2012


                               INVESTMENT MANAGER

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management. As of May 31, 2012, First Trust managed or supervised $53.19 billion in assets. The First Trust Leveraged Finance Investment Team began managing the First Trust Senior Floating Rate Income Fund II on October 12, 2010. The experienced professionals comprising the First Trust Leveraged Finance Investment Team hail from one of the largest managers in the senior loan business and currently manage or supervise approximately $771 million in assets, which includes approximately $681 million of senior loans, as of May 31, 2012. The team's experience includes managing senior secured floating-rate corporate loans ("senior loans") in both the U.S. and Europe, managing high-yield debt and corporate restructuring expertise. The team has managed institutional separate accounts, commingled funds, structured products and retail funds.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA
SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Mr. Housey is the Senior Portfolio Manager for the Leveraged Finance Investment Team at First Trust. Mr. Housey has over 15 years of investment experience. Prior to joining First Trust in 2010, Mr. Housey served as Executive Director and co-portfolio manager at Van Kampen Funds, Inc., a wholly-owned subsidiary of Morgan Stanley ("Morgan Stanley/Van Kampen"). Mr. Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including senior loans, high-yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a BS in Finance from Eastern Illinois University and an MBA in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. Mr. Housey holds the Chartered Financial Analyst designation.

SCOTT D. FRIES, CFA
VICE PRESIDENT, PORTFOLIO MANAGER

Mr. Fries is Co-Portfolio Manager for the Leveraged Finance Investment Team at First Trust. Mr. Fries began his career at Morgan Stanley/Van Kampen in 1994 and has over 16 years of investment industry experience, most recently as Executive Director and co-portfolio manager of institutional separately managed accounts. Mr. Fries received a BA in International Business from Illinois Wesleyan University and an MBA in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation.

                                   COMMENTARY

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II

The primary investment objective of the First Trust Senior Floating Rate Income Fund II ("FCT" or the "Fund") is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Fund pursues its objectives by investing in a portfolio of senior loans. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

Despite a challenging macro environment, senior loans managed to post positive returns for the full-year period ended May 31, 2012. The period began and ended on a similar note- a focus on European sovereign debt issues and concerns regarding the strength of the U.S. economy, which resulted in increased market volatility. The senior loan market began the period with negative returns in two out of the first three months and ended the period with a negative return in May 2012. While the uncertainty in the market held back senior loan returns early and late in the period, the market provided fairly steady positive returns in between. Overall, the S&P/LSTA Leveraged Loan Index returned 2.35% for the full-year period. Higher credit quality issues in the index performed much better than lower credit quality issues during the period. BB rated loans returned 3.79% and B rated loans returned 3.15%, both of which were significantly better than the lower quality CCC rated loan return of -8.77% for the period.

Fundamental credit quality remained strong over the period with default rates trending below the historic average. The default rate began the period at 0.91% and ended the year at 1.05%, well inside the historic average of 3.46%.1

Technical conditions in the senior loan market were generally balanced to slightly positive over the period with positive inflows into the asset class from retail senior loan funds and structured products (CLOs) in 9 of the 12 months.2 While credit quality remained strong and inflows were generally positive into the asset class, average loan prices declined from $95.4 at the beginning of the period to $93.5 at the end of May 2012.3 The income component was able to more than fully offset this decline in average loan prices, which allowed the asset class to post a positive return for the period.

1     Standard & Poor's Leveraged Commentary & Data.

2     Standard & Poor's Capital IQ, Loan Stats, June 2012, Vol. 15, No. 6.

3     S&P/LSTA Leveraged Loan Index Monthly Review, May 2012.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                                  MAY 31, 2012


PERFORMANCE ANALYSIS

The Fund outperformed the S&P/LSTA Leveraged Loan Index for the one-year period ended May 31, 2012. The Fund generated an NAV return of 4.45% and a market price return of 2.95%. The Fund's market price return was hindered by the Fund's market price beginning at a slight premium to NAV and moving to a slight discount to NAV by the end of the period. At the start of the period, the Fund's market price was at a 0.41% premium to NAV, which moved to a modest -1.04% discount to NAV by the end of the period.

From an income perspective, the Fund announced four increases to the monthly distribution for a total increase of $0.01 per share over the year ended May 31, 2012. The monthly announced distribution began the period at $0.07 per share and ended at $0.08 per share. This increase represented an improvement of approximately 14% in the level of monthly distributions to shareholders over this period. At the $0.08 per share monthly distribution level, the distribution rate at the end of May was 6.63% at NAV and 6.69% at market price.

Contributing to the Fund's outperformance relative to the S&P/LSTA Leveraged Loan Index over the period was the Fund's higher average credit quality and the use of leverage. (While the S&P/LSTA Leverged Loan Index consists of leveraged loans, the index itself is not leveraged.) The Fund's relatively conservative credit quality positioning benefited performance as CCC+ and lower-rated issuers lagged the market return. At the end of the period, the Fund held only 2% of assets in issues rated CCC+ or below compared to 8.8% for the S&P/LSTA Leveraged Loan Index. Leverage at the end of May was approximately 30.1%.

OUTLOOK

While we have witnessed an increase in volatility across many asset classes recently, and expect this may continue for a period of time while European sovereign debt concerns dominate the headlines, we remain optimistic regarding the outlook for the senior loan asset class. The combination of relatively attractive current income within a market plagued by negative real yields, along with a senior secured position in the capital structure in a low corporate default rate environment, should continue to support performance. Moreover, we believe fundamental credit health remains strong, which should allow the asset class to continue to experience a below average default rate in the near term.

We expect our rigorous credit process and focus on identifying attractive risk-adjusted return opportunities in the market will continue to position the portfolio well for the periods ahead. The Fund's portfolio strategy of balancing the goal of high current income with portfolio risk remains unchanged. We do not anticipate changing the average credit quality of the portfolio in a meaningful way over the near term. As such, the portfolio should remain of higher average credit quality than the index. In the upcoming periods, we expect the new issue market to provide some compelling opportunities which may enhance the portfolio characteristics. The combination of attractive new issuance and our focus on relative value opportunities across the market should continue to position the portfolio well for the periods ahead.

DISCLOSURE

The Fund's portfolio holdings are subject to change without notice. Any mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. (Information gathered from Standard & Poor's LCD.)

This report may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor's. Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party. Third party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 147.2%

              AEROSPACE & DEFENSE - 3.9%
$  1,582,109  DAE Aviation Holdings, Inc., Term Loan B1 .....     B2       B        5.47%        07/31/14     $   1,554,422
   1,508,306  DAE Aviation Holdings, Inc., Term Loan B2 .....     B2       B     5.35%-5.47%     07/31/14         1,481,910
   4,209,323  DynCorp International, Inc., Term Loan ........    Ba2      BB-       6.25%        07/07/16         4,194,843
   1,162,347  Robertson Fuel Systems, LLC, Term Loan ........   NR (e)   NR (e)     2.99%        04/19/13         1,150,723
   2,962,968  TASC, Inc., Term Loan B .......................     B1      BB-       4.50%        12/18/15         2,896,301
   2,962,500  Transdigm, Inc., Term Loan B ..................    Ba2      BB-       4.00%        02/14/17         2,937,201
                                                                                                              -------------
                                                                                                                 14,215,400
                                                                                                              -------------
              AGRICULTURAL PRODUCTS - 1.1%
   1,397,947  Dole Food Company, Inc., Term Loan B2 .........    Ba2      BB-    5.00%-6.00%     07/08/18         1,392,117
   2,501,593  Dole Food Company, Inc., Term Loan C2 .........    Ba2      BB-    5.00%-6.00%     07/08/18         2,491,162
                                                                                                              -------------
                                                                                                                  3,883,279
                                                                                                              -------------
              ALTERNATIVE CARRIERS - 3.4%
   5,940,000  Intelsat Jackson Holdings S.A., Term Loan B ...     B1      BB-       5.25%        04/02/18         5,886,777
   4,000,000  Level 3 Financing, Inc., Term Loan B2 .........    Ba3       B+       5.75%        09/01/18         3,962,160
   2,857,143  Telesat Canada, Term Loan B ...................    Ba3      BB-       4.25%        03/28/19         2,818,886
                                                                                                              -------------
                                                                                                                 12,667,823
                                                                                                              -------------
              ALUMINUM - 0.5%
   2,000,000  Constellium Holdco B.V., Term Loan ............     B2       B        9.25%        05/25/18         1,950,000
                                                                                                              -------------
              APPAREL RETAIL - 0.8%
   3,000,000  Neiman Marcus Group, Term Loan ................     B2      BB-       4.75%        05/16/18         2,942,340
                                                                                                              -------------
              APPLICATION SOFTWARE - 4.2%
   2,386,786  CCC Information Systems, Inc., Term
                 Loan B .....................................     B1      BB-       5.50%        11/11/15         2,370,078
   2,400,000  DataTel, Inc., Term Loan B ....................     B1       B+       6.25%        07/19/18         2,404,296
   3,970,000  Eagle Parent, Inc., Term Loan B ...............    Ba3       B+       5.00%        05/16/18         3,874,045
   3,928,571  Lawson Software, Inc., Term Loan B ............    Ba3       B+       6.25%        04/05/18         3,920,872
   1,717,857  Property Data, Inc., Term Loan ................    Ba3       B+       7.00%        01/04/17         1,594,738
   1,475,000  Verint Systems, Inc., Term Loan B, First Lien .     B1       B+       4.50%        10/27/17         1,458,406
                                                                                                              -------------
                                                                                                                 15,622,435
                                                                                                              -------------
              ASSET MANAGEMENT & CUSTODY BANKS - 5.0%
   1,270,237  Grosvenor Capital Management Holdings, LLP,
                 Term Loan ..................................   NR (e)   NR (e)     4.25%        12/05/16         1,244,832
   2,857,143  Hamilton Lane Advisors, Term Loan B ...........   NR (e)   NR (e)     6.50%        02/28/18         2,842,857
   1,998,408  Harbourvest Partners L.P., Term Loan B ........   NR (e)   NR (e)     6.25%        12/19/16         1,998,408
   2,778,685  Mondrian Investment Partners Ltd.,
                 Term Loan B ................................    Ba2       BB       5.50%        07/12/18         2,764,792
   1,046,523  Munder Capital Management, Incremental
                 Term Loan ..................................   NR (e)   NR (e)     6.00%        03/23/15         1,015,127
   6,704,791  Nuveen Investments, Inc., Extended
                 Term Loan ..................................     B2       B        5.97%        05/13/17         6,610,924
   2,000,000  Nuveen Investments, Inc., Incremental
                 Term Loan ..................................     B2       B        7.25%        05/13/17         1,995,000
                                                                                                              -------------
                                                                                                                18,471,9400
                                                                                                              -------------
              AUTO PARTS & EQUIPMENT - 2.6%
   4,957,494  HHI Holdings, LLC, Term Loan B ................     B2       B+    7.00%-7.75%     03/21/17         4,938,903
   1,962,008  Metaldyne, LLC, Term Loan B ...................     B1       B+       5.25%        05/18/17         1,953,434


                       See Notes to Financial Statements                  Page 5

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              AUTO PARTS & EQUIPMENT - (CONTINUED)
$    565,213  Schrader International, Inc., Term Loan .......     B1       B        6.25%        04/27/18     $     566,626
     434,787  Schrader International, Inc., US Term Loan ....     B1       B        6.25%        04/27/18           435,874
   1,817,785  Tomkins, PLC, Term Loan B .....................    Ba2       BB       4.25%        09/29/16         1,807,932
                                                                                                              -------------
                                                                                                                  9,702,769
                                                                                                              -------------
              AUTOMOBILE MANUFACTURERS - 1.1%
   3,992,462  Chrysler Group, LLC, Term Loan B ..............    Ba2       BB       6.00%        05/24/17         3,977,491
                                                                                                              -------------
              AUTOMOTIVE RETAIL - 1.0%
   1,925,694  KAR Holdings, Inc., Term Loan B ...............    Ba3      BB-       5.00%        05/19/17         1,920,880
   1,942,737  Pilot Travel Centers, LLC, Term Loan B ........    Ba2      BBB-      4.25%        03/30/18         1,939,338
                                                                                                              -------------
                                                                                                                  3,860,218
                                                                                                              -------------
              BIOTECHNOLOGY - 1.5%
   5,784,226  Grifols, SA, Term Loan B ......................    Ba3       BB       4.50%        06/01/17         5,703,478
                                                                                                              -------------
              BROADCASTING - 7.6%
   6,677,409  Clear Channel Communications, Inc.,
                 Term Loan B ................................    Caa1     CCC+      3.89%        01/29/16         5,193,555
   1,993,962  Cumulus Media Holdings, Inc., Term Loan,
                 First Lien .................................    Ba2      BB-       5.75%        09/16/18         1,978,389
   1,000,000  Cumulus Media Holdings, Inc., Term Loan,
                 Second Lien ................................     B2      CCC+      7.50%        03/18/19         1,001,500
   2,945,641  FoxCo Acquisition, LLC, Term Loan B ...........     B1       BB       4.75%        07/14/15         2,941,959
   1,393,044  Hubbard Radio, LLC, Term Loan .................    Ba3       B+       5.25%        04/28/17         1,380,827
   2,137,500  LIN Television Corp., Term Loan B .............    Ba3      BB-       5.00%        12/21/18         2,138,398
   1,985,000  Raycom TV Broadcasting, LLC, Term
                 Loan B .....................................     NR       NR       4.50%        05/31/17         1,965,150
   3,813,904  Sinclair Broadcasting Group, Inc., Term
                 Loan B .....................................    Ba1      BB+       4.00%        10/28/16         3,779,846
   1,927,404  TWCC Holding Corp., Term Loan B ...............    Ba3      BB-       4.25%        02/11/17         1,913,430
   6,105,966  Univision Corp., Extended Term Loan ...........     B2       B+       4.49%        03/31/17         5,595,385
                                                                                                              -------------
                                                                                                                 27,888,439
                                                                                                              -------------
              BUILDING PRODUCTS - 1.0%
   3,492,500  Unifrax, LLC, Term Loan B .....................     B2       B+       7.00%        11/28/18         3,515,795
                                                                                                              -------------
              CABLE & SATELLITE - 2.6%
   1,975,000  Bresnan Broadband Holdings, LLC, Term
                 Loan B .....................................    Ba3      BB+       4.50%        12/14/17         1,937,139
   1,166,667  Cequel Communications Holdings I, LLC,
                 Term Loan B ................................    Ba2      BB-       4.00%        02/14/19         1,136,333
   1,760,000  Charter Communications Operating, LLC,
                 Term Loan D ................................    Ba1      BB+       4.00%        05/15/19         1,734,339
   2,916,667  Kabel Deutschland, Term Loan F ................    Ba2      BB-       4.25%        02/01/19         2,867,463
   1,909,091  UPC Financing Partnership, Term Loan A ........    Ba3      BB-       4.75%        12/31/17         1,879,500
                                                                                                              -------------
                                                                                                                  9,554,774
                                                                                                              -------------
              CASINOS & GAMING - 4.7%
   3,000,000  CCM Merger, Inc., Term Loan B .................     B2       B+       6.00%        03/01/17         2,976,000
   2,000,000  Harrah's Entertainment, Inc., Term Loan B1 ....     B2       B        3.24%        01/28/15         1,825,000
   5,000,000  Harrah's Entertainment, Inc., Term Loan B2 ....     B2       B        3.24%        01/28/15         4,562,500

Page 6                       See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              CASINOS & GAMING - (CONTINUED)
$  3,000,000  Harrah's Entertainment, Inc., Term Loan B6 ....     B2       B        5.49%        01/28/18     $   2,640,480
   1,975,000  Isle of Capri Casinos, Term Loan B ............    Ba3      BB-       4.75%        03/25/17         1,971,544
   1,333,333  Pinnacle Entertainment, Inc., Series A
                 Incremental Term Loan ......................    Ba1      BB+       4.00%        03/19/19         1,321,666
   2,000,000  ROC Finance, LLC, Term Loan ...................    Ba3      BB-       8.50%        08/19/17         2,012,500
                                                                                                              -------------
                                                                                                                 17,309,690
                                                                                                              -------------
              COAL & CONSUMABLE FUELS - 1.3%
   2,142,857  Arch Coal, Inc., Term Loan ....................    Ba2       BB       5.75%        05/16/18         2,078,571
   2,856,778  Walter Energy, Inc., Term Loan B ..............     B1      BB-       4.00%        04/02/18         2,743,393
                                                                                                              -------------
                                                                                                                  4,821,964
                                                                                                              -------------
              COMMERCIAL PRINTING - 0.7%
   2,456,053  Cenveo Corp., Term Loan .......................    Ba3      BB-       6.25%        12/21/16         2,437,632
                                                                                                              -------------
              COMMODITY CHEMICALS - 0.8%
     659,341  Tronox, Inc., Delayed Draw Term Loan (f).......    Ba2      BB+     1.00%(g)       02/08/18           647,802
   2,417,582  Tronox, Inc., Term Loan .......................    Ba2      BB+       4.25%        02/08/18         2,375,275
                                                                                                              -------------
                                                                                                                  3,023,077
                                                                                                              -------------
              COMMUNICATIONS EQUIPMENT - 0.8%
   3,092,172  Commscope, Inc., Term Loan B ..................    Ba3       BB       4.25%        01/14/18         3,070,898
                                                                                                              -------------
              CONSTRUCTION & ENGINEERING - 1.1%
   3,984,987  Terex Corp., Term Loan ........................    Ba2       BB       5.50%        04/28/17         3,982,517
                                                                                                              -------------
              CONSUMER FINANCE - 0.5%
   1,695,023  Ocwen Financial Corp., Term Loan ..............     B1       B        7.00%        09/01/16         1,690,786
                                                                                                              -------------
              DATA PROCESSING & OUTSOURCED SERVICES - 1.4%
   5,634,505  Harland Clarke Holdings Corp., Term Loan B ....     B1       B+    2.74%-2.97%     06/30/14         5,122,723
                                                                                                              -------------
              DIVERSIFIED CHEMICALS - 2.3%
   3,928,571  Ineos Group Ltd., Term Loan ...................     B1       B+       6.50%        05/04/18         3,847,878
   4,925,000  Univar, Inc., Term Loan B .....................     B2       B+       5.00%        06/30/17         4,785,869
                                                                                                              -------------
                                                                                                                  8,633,747
                                                                                                              -------------
              DIVERSIFIED REITS - 0.9%
   1,754,344  iStar Financial, Inc, Term Loan A1 ............     B1      BB-       5.00%        03/19/16         1,732,414
   1,552,174  iStar Financial, Inc., Term Loan A1 ...........     B1      BB-       5.25%        06/28/13         1,545,252
                                                                                                              -------------
                                                                                                                  3,277,666
                                                                                                              -------------
              DIVERSIFIED SUPPORT SERVICES - 0.5%
   1,915,142  Brickman Group Holdings, Inc., Term
                 Loan B1 ....................................     B1       B+       5.50%        10/14/16         1,910,354
                                                                                                              -------------
              ELECTRIC UTILITIES - 0.7%
   4,241,410  Texas Competitive Electric Holdings Company,
                 LLC, Term Loan .............................     B2      CCC       3.74%        10/10/14         2,584,630
                                                                                                              -------------
              ENVIRONMENTAL & FACILITIES SERVICES - 2.4%
   5,646,429  EnergySolutions, LLC, Term Loan ...............    Ba3      BB+       6.25%        08/15/16         5,615,373
   1,967,668  Waste Industries USA, Inc., Term Loan B .......     B1       B+       4.75%        03/17/17         1,939,786
   1,166,667  WCA Waste Corp., Term  Loan B .................     B1       B+       5.50%        03/23/18         1,160,833
                                                                                                              -------------
                                                                                                                  8,715,992
                                                                                                              -------------

                       See Notes to Financial Statements                  Page 7

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              HEALTH CARE EQUIPMENT - 4.8%
$  1,990,000  Alere, Inc., Term Loan B ......................    Ba3      BB-       4.75%        06/30/17     $   1,959,434
   1,995,000  Alere, Inc., Term Loan B1 .....................    Ba3      BB-       4.75%        06/30/17         1,964,357
     500,000  Alere, Inc., Term Loan B2 .....................    Ba3      BB-       4.75%        06/30/17           492,320
   6,928,294  Carestream Health, Inc., Term Loan B ..........     B1      BB-       5.00%        02/25/17         6,670,423
   1,789,154  DJO Finance, LLC, Term Loan B2 ................    Ba2      BB-       5.24%        11/01/16         1,770,940
   3,185,483  DJO Finance, LLC, Term Loan B3 ................    Ba2      BB-       6.25%        09/15/17         3,147,002
   1,586,932  Kinetic Concepts, Inc., Term Loan B ...........    Ba2      BB-       7.00%        05/04/18         1,595,866
                                                                                                              -------------
                                                                                                                 17,600,342
                                                                                                              -------------
              HEALTH CARE FACILITIES - 8.4%
   2,475,032  CHS/Community Health Systems, Inc.,
                 Extended Term Loan .........................    Ba3       BB       3.97%        01/25/17         2,418,502
   2,976,962  Golden Living Drumm Investors, LLC,
                 Term Loan ..................................     B1       B+       5.00%        05/04/18         2,763,008
   3,291,558  HCA, Inc., Term Loan B-2 ......................    Ba3       BB       3.72%        03/31/17         3,194,655
   3,173,864  Health Management Associates, Inc.,
                 Term Loan B ................................    Ba3      BB-       4.50%        11/16/18         3,124,764
   5,167,972  Kindred Healthcare, Inc., Term Loan B .........    Ba3       B+       5.25%        06/01/18         4,917,326
   2,977,500  Select Medical Corp., Term Loan B .............    Ba2       BB    5.50%-6.00%     06/01/18         2,868,315
   1,985,000  Surgical Care Affiliates, Inc., Term Loan B ...    Ba3       B        5.50%        06/29/18         1,938,690
   2,000,000  United Surgical Partners International, Inc.,
                 Term Loan ..................................     B1       B        6.00%        04/30/19         1,980,000
   5,881,045  Vanguard Health Systems, Inc., Term Loan B ....    Ba2      BB-       5.00%        01/29/16         5,853,757
     203,720  Vantage Oncology Holdings, LLC, Delayed
                 Draw Term Loan .............................     B2       B        6.25%        01/31/17           199,645
   1,676,862  Vantage Oncology Holdings, LLC,
                 Term Loan ..................................     B2       B        6.25%        01/31/17         1,643,325
                                                                                                              -------------
                                                                                                                 30,901,987
                                                                                                              -------------
              HEALTH CARE SERVICES - 4.5%
   4,602,778  Emergency Medical Services Corp.,
                 Term Loan B ................................     B1       B+    5.25%-6.00%     05/25/18         4,541,147
   3,413,571  Gentiva Health Services, Inc., Term Loan B ....     B1       B        6.50%        08/17/16         3,208,757
   1,895,000  Healthways, Inc., Term Loan B .................    Ba3       BB       1.74%        12/01/13         1,880,787
   2,979,987  Rural Metro Corp., Term Loan, First Lien ......    Ba3       B+       5.75%        06/30/18         2,935,288
   1,970,000  Sheridan Healthcare, Inc., Incremental
                 Term Loan ..................................     B1       B+       3.99%        06/13/14         1,936,766
   2,000,000  Wolverine Healthcare Analytics, Inc.,
                 Term Loan B ................................    Ba3       B+       6.75%        06/01/19         1,967,500
                                                                                                              -------------
                                                                                                                 16,470,245
                                                                                                              -------------
              HEALTH CARE SUPPLIES - 1.5%
   3,571,429  Bausch & Lomb, Inc., Term Loan B ..............     B1       B+       5.25%        05/17/19         3,507,000
   1,936,006  ConvaTec, Inc., Term Loan B ...................    Ba3       B+       5.75%        12/22/16         1,921,002
                                                                                                              -------------
                                                                                                                  5,428,002
                                                                                                              -------------
              HEALTH CARE TECHNOLOGY - 2.3%
   3,750,000  Emdeon Business Services, LLC, Term
                 Loan B .....................................    Ba3      BB-       5.00%        11/02/18         3,743,738
   2,271,900  MedAssets, Inc., Term Loan B ..................    Ba3      BB-       5.25%        11/19/16         2,261,676


Page 8                 See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              HEALTH CARE TECHNOLOGY - (CONTINUED)
$  2,481,250  Trizetto Group, Inc., Term Loan B .............     B1      BB-       4.75%        05/02/18     $   2,427,481
                                                                                                              -------------
                                                                                                                  8,432,895
                                                                                                              -------------
              HOME ENTERTAINMENT SOFTWARE - 0.5%
   1,980,000  NDS Group, Inc., Term  Loan B .................    Ba2       BB       3.75%        03/12/18         1,963,922
                                                                                                              -------------
              HOMEBUILDING - 0.5%
   1,941,812  Mattamy Funding Partnership, Term Loan ........   NR (e)   NR (e)     2.75%        04/11/13         1,912,685
                                                                                                              -------------
              HYPERMARKETS & SUPER CENTERS - 1.1%
   3,980,000  BJ's Wholesale Club, Inc., Term Loan,
                 First Lien .................................     B1       B+       5.25%        09/28/18         3,970,886
                                                                                                              -------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.0%
   3,967,318  AES Corp., Term Loan B ........................    Ba1      BB+       4.25%        06/01/18         3,919,234
   3,960,000  Calpine Corp., Term Loan B1 ...................     B1      BB-       4.50%        04/01/18         3,892,997
   1,985,000  Calpine Corp., Term Loan B2 ...................     B1      BB-       4.50%        04/01/18         1,951,414
   2,659,069  Freif North American Power I, LLC,
                 Term Loan B ................................    Ba3      BB-       6.00%        03/29/19         2,645,774
     417,854  Freif North American Power I, LLC,
                 Term Loan C ................................    Ba3      BB-       6.00%        03/29/19           415,764
   2,977,500  NRG Energy, Inc., Term  Loan B ................    Baa3     BB+       4.00%        07/01/18         2,944,301
   2,538,462  Star West Generation, LLC, Term Loan B ........    Ba3      BB-       6.00%        05/17/18         2,462,308
                                                                                                              -------------
                                                                                                                 18,231,792
                                                                                                              -------------
              INDUSTRIAL CONGLOMERATES - 0.5%
   1,683,281  Colfax Corp., Term Loan B .....................    Ba2      BB+       4.50%        01/11/19         1,679,056
                                                                                                              -------------
              INDUSTRIAL MACHINERY - 2.2%
   1,820,400  Douglas Dynamics, LLC, Term Loan ..............     B1       BB       5.75%        04/18/18         1,790,054
   2,866,630  Husky International, Ltd., Term Loan B ........    Ba3       B        6.50%        06/29/18         2,845,131
   3,560,867  Intelligrated, Inc., Term Loan B ..............     B1       B+       7.50%        02/17/17         3,507,453
                                                                                                              -------------
                                                                                                                  8,142,638
                                                                                                              -------------
              INSURANCE BROKERS - 0.8%
   3,000,000  Amwins Group, LLC, Term Loan, First Lien ......    Ba2       B+       5.75%        05/23/19         2,977,500
                                                                                                              -------------
              INTEGRATED TELECOMMUNICATION SERVICES - 3.1%
   1,310,481  Avaya, Inc., Term Loan B1 .....................     B1       B        3.22%        10/24/14         1,233,896
   3,624,526  Avaya, Inc., Term Loan B3 .....................     B1       B        4.97%        10/26/17         3,194,114
   3,000,000  Global Tel Link Corp., Term Loan B2 ...........     B2       B        7.00%        12/14/17         2,985,000
   2,000,000  Hawaiian Telcom Communications, Inc.,
                 Term Loan, First Lien ......................     B1       B-       7.00%        02/28/17         1,972,500
   1,985,000  Securus Technologies, Inc., Term Loan B .......     B2       B        5.25%        05/31/17         1,968,465
                                                                                                              -------------
                                                                                                                 11,353,975
                                                                                                              -------------
              INTERNET SOFTWARE & SERVICES - 0.7%
   2,700,000  AVG Technologies, Term Loan B .................     B1       B+    7.50%-8.25%     03/15/16         2,625,750
                                                                                                              -------------
              INVESTMENT BANKING & BROKERAGE - 0.4%
   1,333,333  LPL Holdings, Inc., Term Loan B ...............    Ba2      BB-       4.00%        03/29/19         1,306,667
                                                                                                              -------------
              IT CONSULTING & OTHER SERVICES - 1.1%
   3,161,622  Presidio, Inc., Term Loan B ...................    Ba3       B+       7.25%        03/31/17         3,145,815
     981,445  West Corp., Term Loan B5 ......................    Ba3      BB-       4.49%        07/15/16           972,857
                                                                                                              -------------
                                                                                                                  4,118,672
                                                                                                              -------------


                       See Notes to Financial Statements                  Page 9

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              LEISURE FACILITIES - 0.9%
$  3,200,000  Six Flags, Inc., Term Loan B ..................     B1      BB+       4.25%        12/20/18     $   3,165,728
                                                                                                              -------------
              LEISURE PRODUCTS - 1.6%
     785,714  FGI Operating Company, LLC, Term
                 Loan B .....................................    Ba3       B+       5.50%        04/11/19           782,768
   2,959,798  Live Nation Entertainment, Inc., Term
                 Loan B .....................................    Ba2      BB-       4.50%        11/07/16         2,946,863
   2,340,857  SRAM, LLC, Term Loan B ........................    Ba3       B+    4.75%-5.75%     06/07/18         2,317,449
                                                                                                              -------------
                                                                                                                  6,047,080
                                                                                                              -------------
              LIFE & HEALTH INSURANCE - 0.3%
   1,310,754  CNO Financial Group, Inc., Term Loan ..........     B1       B+       6.25%        09/30/16         1,304,200
                                                                                                              -------------
              LIFE SCIENCES TOOLS & SERVICES - 2.6%
   2,954,350  inVentiv Health, Inc., Term Loan ..............     B1      BB-       6.50%        08/04/16         2,766,010
     992,500  inVentiv Health, Inc., Term Loan 3 ............     B1      BB-       6.75%        05/15/18           941,634
   2,327,500  Pharmaceutical Products Development, Inc.,
                 Term Loan B ................................    Ba3      BB-       6.25%        12/05/18         2,327,919
   3,473,750  Quintiles Transnational Corp., Term Loan B,
                 First Lien .................................     B1      BB-       5.00%        06/08/18         3,420,567
                                                                                                              -------------
                                                                                                                  9,456,130
                                                                                                              -------------
              MANAGED HEALTH CARE - 0.9%
   3,323,645  MultiPlan, Inc., Term Loan ....................    Ba3       B        4.75%        08/26/17         3,244,709
                                                                                                              -------------
              MOVIES & ENTERTAINMENT - 2.7%
   3,000,000  Alpha Topco, Ltd., Term Loan B ................    Ba3       B+       5.75%        04/27/17         2,991,870
   1,000,000  Alpha Topco, Ltd., Term Loan B ................    Ba3       BB       4.50%        06/30/18           989,580
   1,625,412  AMC Entertainment, Inc., Term Loan B2 .........    Ba2      BB-       3.49%        12/15/16         1,612,815
   2,394,000  AMC Entertainment, Inc., Term Loan B3 .........    Ba2      BB-       4.25%        02/07/18         2,379,541
   1,985,000  Mood Media Corp., Term Loan, First Lien .......    Ba3       B        7.00%        05/06/18         1,956,476
                                                                                                              -------------
                                                                                                                  9,930,282
                                                                                                              -------------
              OIL & GAS EQUIPMENT & SERVICES - 0.3%
   1,218,213  Aquilex Holdings, LLC, Term Loan ..............     NR       NR       8.75%        04/01/16         1,202,547
                                                                                                              -------------
              OIL & GAS EXPLORATION & PRODUCTION - 0.8%
   3,000,000  Chesapeake Energy Corp., Term Loan B ..........    Ba3      BB-       8.50%        12/02/17         2,944,500
                                                                                                              -------------
              OIL & GAS REFINING & MARKETING - 0.4%
     104,722  Alon USA, Inc., Term Loan (Edgington
                 Facility) ..................................     B1       B+       2.49%        08/05/13           100,795
     837,778  Alon USA, Inc., Term Loan (Paramount
                 Facility) ..................................     B1       B+       2.49%        08/05/13           806,361
     525,399  Citgo Petroleum Corp., Term Loan B ............    Ba2      BB+       8.00%        06/24/15           527,763
                                                                                                              -------------
                                                                                                                  1,434,919
                                                                                                              -------------
              OIL & GAS STORAGE & TRANSPORTATION - 0.5%
   1,800,000  Energy Transfer Equity, L.P., Term Loan B .....    Ba2       BB       3.75%        03/26/17         1,747,494
                                                                                                              -------------
              OTHER DIVERSIFIED FINANCIAL SERVICES - 6.7%
   4,593,055  First American Payment Systems, L.P.,
                 Term Loan B ................................     B1       B+       6.75%        11/01/16         4,593,055
   4,683,538  First Data Corp., Term Loan ...................     B1       B+       5.24%        03/24/17         4,420,089
   3,000,000  First Data Corp., Term Loan B2 ................     B1       B+       2.99%        09/24/14         2,836,620


Page 10                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              OTHER DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
$    642,857  Global Cash Access, Inc., Term Loan ...........     B1       BB       7.00%        03/01/16     $     642,857
   2,820,000  iPayment, Inc., Term Loan B ...................    Ba2       B+       5.75%        05/08/17         2,812,950
     871,795  Moneygram International, Term Loan B ..........    Ba2      BB-       4.25%        11/18/17           854,908
   1,990,000  Moneygram International, Term Loan B1 .........    Ba2      BB-       4.25%        11/18/17         1,951,454
   2,972,718  RPI Finance Trust, Term Loan ..................    Baa2     BBB-      4.00%        05/09/18         2,954,139
   3,600,000  RPI Finance Trust, Term Loan B ................    Baa2     BBB-      4.00%        11/09/18         3,568,500
                                                                                                              -------------
                                                                                                                 24,634,572
                                                                                                              -------------
              PACKAGED FOODS & MEATS - 0.8%
     984,835  Farley's and Sathers Candy Co., Inc.,
                 Term Loan B ................................     B1       B+    6.50%-7.25%     03/30/18           965,139
   1,992,500  JBS USA, LLC, Term Loan B .....................    Ba3       BB       4.25%        05/25/18         1,962,612
                                                                                                              -------------
                                                                                                                  2,927,751
                                                                                                              -------------
              PAPER PACKAGING - 3.4%
   1,734,986  RanPak Corp., Term Loan B .....................   NR (e)   NR (e)     4.75%        04/20/17         1,717,636
   8,813,895  Reynolds Consumer Products Holdings, Inc.,
                 Term Loan ..................................    Ba3      BB-       6.50%        02/09/18         8,817,597
   1,968,590  Reynolds Consumer Products Holdings, Inc.,
                 Term Loan C ................................    Ba3      BB-       6.50%        08/09/18         1,973,827
                                                                                                              -------------
                                                                                                                 12,509,060
                                                                                                              -------------
              PHARMACEUTICALS - 2.5%
   3,206,667  Catalent Pharma Solutions, Inc.,
                 Term Loan ..................................    Ba3      BB-       5.25%        09/15/17         3,166,583
   2,474,186  IMS Health, Term Loan B .......................    Ba3       BB       4.50%        08/26/17         2,452,018
   1,584,000  Warner Chilcott, PLC, Term Loan B1 ............    Ba3      BBB-      4.25%        03/15/18         1,571,867
     792,000  Warner Chilcott, PLC, Term Loan B2 ............    Ba3      BBB-      4.25%        03/15/18           785,933
   1,089,000  Warner Chilcott, PLC, Term Loan B3 ............    Ba3      BBB-      4.25%        03/15/18         1,080,658
                                                                                                              -------------
                                                                                                                  9,057,059
                                                                                                              -------------
              PUBLISHING - 0.6%
   1,929,571  Getty Images, Inc., Term Loan B ...............    Ba3      BB-       5.25%        11/07/16         1,926,676
     784,964  Yell Group, PLC, Term Loan B1 .................    Caa3     CCC+      3.99%        07/31/14           222,875
                                                                                                              -------------
                                                                                                                  2,149,551
                                                                                                              -------------
              REAL ESTATE OPERATING COMPANIES - 1.1%
   3,957,462  ClubCorp Club Operations, Inc., Term Loan .....    Ba2       BB       6.00%        11/30/16         3,970,641
                                                                                                              -------------
              REAL ESTATE SERVICES - 0.3%
   1,393,829  Realogy Corp., Term Loan, First Lien ..........     B1       B-       4.49%        10/10/16         1,270,475
                                                                                                              -------------
              RESEARCH & CONSULTING SERVICES - 4.3%
   1,957,032  Acosta, Inc., Term Loan B .....................   NR (e)     B+       4.75%        03/01/18         1,930,612
   5,925,000  Advantage Sales & Marketing, Inc., Term
                 Loan, First Lien ...........................   NR (e)     B+       5.25%        12/18/17         5,846,020
   6,443,798  Affinion Group, Inc., Term Loan B .............    Ba3       B+       5.00%        07/16/15         5,956,518
   1,985,000  Symphony IRI Group, Inc., Term Loan B-2 .......     B1       B+       5.00%        12/01/17         1,965,150
                                                                                                              -------------
                                                                                                                 15,698,300
                                                                                                              -------------
              RESTAURANTS - 2.4%
   1,869,625  Burger King Corp., Term Loan B ................    Ba3      BB-       4.50%        10/19/16         1,850,536
   3,200,820  Focus Brands, Inc., Term Loan, First Lien .....     B1       B     6.25%-7.25%     02/21/18         3,196,819


                       See Notes to Financial Statements                 Page 11

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              RESTAURANTS - (CONTINUED)
$  1,500,000  Focus Brands, Inc., Term Loan, Second Lien ....    Caa1     CCC+     10.25%        08/21/18     $   1,507,500
     998,612  Wendy's International, Inc., Delayed Draw
                 Term Loan (f) ..............................     B1      BB-     0.50% (g)      05/15/19           985,420
   1,251,388  Wendy's International, Inc., Term Loan B ......     B1      BB-       4.75%        05/15/19         1,234,857
                                                                                                              -------------
                                                                                                                  8,775,132
                                                                                                              -------------
              RETAIL REITS - 1.0%
   3,645,022  Capital Automotive L.P., Term Loan B ..........    Ba3       B+       5.25%        03/11/17         3,576,678
                                                                                                              -------------
              SEMICONDUCTORS - 1.3%
   4,951,546  Freescale Semiconductor, Inc., Extended
                 Term Loan ..................................     B1       B        4.49%        12/01/16         4,639,995
                                                                                                              -------------
              SPECIALIZED CONSUMER SERVICES - 2.6%
   5,581,364  Asurion Corp., Term Loan B ....................   NR (e)    BB-       5.50%        05/24/18         5,487,653
   2,000,000  Asurion Corp., Term Loan, Second Lien .........   NR (e)     B-       9.00%        05/24/19         2,008,760
   2,000,000  Expert Global Solutions, Inc., Term Loan B ....    Ba3       B        8.00%        04/03/18         1,984,160
                                                                                                              -------------
                                                                                                                  9,480,573
                                                                                                              -------------
              SPECIALIZED FINANCE - 2.2%
   2,000,000  AlixPartners, LLP, Term Loan B1 ...............    Ba3       B+       5.50%        06/01/17         1,985,000
   3,000,000  AlixPartners, LLP, Term Loan B2 ...............    Ba3       B+       6.50%        06/01/19         2,962,500
   3,000,000  Flying Fortress, Inc., Term Loan B ............    Ba3      BBB-      5.00%        06/30/17         2,992,500
                                                                                                              -------------
                                                                                                                  7,940,000
                                                                                                              -------------
              SPECIALTY CHEMICALS - 6.0%
   2,400,000  Ascend Performance Materials, LLC,
                 Term Loan B ................................   NR (e)   NR (e)     6.75%        04/10/18         2,332,008
   4,407,273  AZ Chemicals, Inc., Term Loan B ...............    Ba3      BB-       7.25%        12/22/17         4,416,440
   3,000,000  Emerald Performance Materials, LLC,
                 Term Loan B ................................     B1       B        7.75%        05/18/18         2,970,000
   1,971,424  Houghton International, Inc., Term Loan B .....     B1       B        6.75%        01/29/16         1,973,888
   1,745,763  Nusil Technology, LLC, Term Loan,
                 First Lien .................................   NR (e)   NR (e)     5.25%        04/07/17         1,744,314
   1,990,000  OM Group, Inc., Term Loan B ...................    Ba2      BB-       5.75%        08/02/17         1,977,563
   1,477,500  Omnova Solutions, Inc., Term Loan B ...........    Ba2       B+       5.75%        05/31/17         1,471,043
   2,221,705  Polyone Corp., Term Loan B ....................    Ba1      BB-       5.00%        12/20/17         2,215,462
   1,975,000  Styron Corp., Term Loan B .....................     B1       B+       6.00%        08/02/17         1,761,700
   1,166,667  Taminco Global Chemical Corp., Term Loan ......     B1      BB-       5.25%        02/15/19         1,161,708
                                                                                                              -------------
                                                                                                                 22,024,126
                                                                                                              -------------
              SURFACE TRANSPORT - 0.3%
   1,000,000  Wabash National Corp., Term Loan B ............     B1       B+       6.00%        05/08/19           990,000
                                                                                                              -------------
              SYSTEMS SOFTWARE - 3.2%
   3,000,000  Blue Coat Systems, Inc., Term Loan,
                 First Lien .................................     B1      BB-       7.50%        02/15/18         2,981,250
   1,010,391  Open Solutions, Inc., Term Loan, First Lien ...     B1       B+       2.59%        01/23/14           949,767
   2,718,750  SS&C Technologies Holdings, Inc.,
                 Term Loan B1 ...............................    Ba3      BB-       5.00%        05/24/19         2,708,555
     281,250  SS&C Technologies Holdings, Inc.,
                 Term Loan B2 ...............................    Ba3      BB-       5.00%        05/24/19           280,195


Page 12                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

                                                                   RATINGS
 PRINCIPAL                                                     (UNAUDITED) (b)                    STATED
   VALUE                        DESCRIPTION                    MOODY'S    S&P     RATE (c)     MATURITY (d)       VALUE
------------  -----------------------------------------------  ---------------   -----------   ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

              SYSTEMS SOFTWARE - (CONTINUED)
$    356,996  SunGard Data Systems, Inc., Term Loan C .......    Ba3       BB       3.99%        02/28/17     $     352,980
   4,446,252  Vertafore, Inc., Term Loan, First Lien ........     B1       B+       5.25%        07/29/16         4,401,789
                                                                                                              -------------
                                                                                                                 11,674,536
                                                                                                              -------------
              TECHNOLOGY DISTRIBUTORS - 0.7%
   2,640,240  CDW, LLC, Extended Term Loan ..................     B1       B        4.00%        07/15/17         2,524,729
                                                                                                              -------------
              TIRES & RUBBER - 0.9%
   3,571,429  Goodyear Tire & Rubber Co., Term Loan,
                 Second Lien ................................    Ba1       BB       4.75%        04/30/19         3,455,357
                                                                                                              -------------
              TRUCKING - 1.5%
   1,275,714  Avis Budget Group, Term Loan B ................    Ba1       BB       6.25%        09/22/18         1,272,525
   2,956,315  SIRVA, Inc., Term Loan B ......................   NR (e)   NR (e)    10.75%        03/31/16         2,911,970
   1,519,566  Swift Transportation Co., Inc., Term Loan B2 ..     B1       BB       5.00%        12/21/17         1,511,968
                                                                                                              -------------
                                                                                                                  5,696,463
                                                                                                              -------------
              WIRELESS TELECOMMUNICATION SERVICES - 2.6%
   3,323,333  Crown Castle Operating Co., Term Loan B .......    Ba3       B+       4.00%        01/31/19         3,273,483
   3,165,909  Neustar, Inc., Term Loan B ....................    Ba2      BB+       5.00%        11/08/18         3,173,824
   3,000,000  Syniverse Holdings, Inc., Term Loan B .........     B1      BB-       5.00%        04/23/19         2,956,890
                                                                                                              -------------
                                                                                                                  9,404,197
                                                                                                              -------------
              TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................      540,531,655
              (Cost $549,340,853)                                                                             -------------


 PRINCIPAL                                                                                        STATED
   VALUE                                DESCRIPTION                                  RATE        MATURITY         VALUE
------------  ----------------------------------------------------------------   -----------   ------------   -------------
NOTES - 0.0%

              HOMEBUILDING - 0.0%
     727,273  TOUSA, Inc. (Payment-In-Kind Election Note) (h) (i) (j) (k).....     14.75%        07/01/15                 0
                                                                                                              -------------
              TOTAL NOTES.................................................................................                0
              (Cost $436,364)                                                                                 -------------

   SHARES                                              DESCRIPTION                                                VALUE
------------  ---------------------------------------------------------------------------------------------   -------------
COMMON STOCKS - 0.4%

              DIVERSIFIED CHEMICALS - 0.4%
      38,260  LyondellBasell Industries AF S.C.A., Class B                                                        1,509,740
                                                                                                              -------------
              TOTAL COMMON STOCKS.........................................................................        1,509,740
              (Cost $452,084)                                                                                 -------------

WARRANTS - 0..0%

              BROADCASTING - 0.0%
       1,449  Cumulus Media, Inc. (h) (j) (l) ............................................................            2,362
                                                                                                              -------------
              TOTAL WARRANTS..............................................................................            2,362
              (Cost $0)                                                                                       -------------


                       See Notes to Financial Statements                 Page 13

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012

   SHARES                                              DESCRIPTION                                                VALUE
------------  ---------------------------------------------------------------------------------------------   -------------
PREFERRED STOCKS - 0.0%

              HOMEBUILDING - 0.0%
       4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (h) (i) (j) (l) ...    $           0
                                                                                                              -------------
              TOTAL PREFERRED STOCKS......................................................................                0
              (Cost $2,563,636)                                                                               -------------

              TOTAL INVESTMENTS - 147.6%..................................................................      542,043,757
              (Cost $552,792,937) (m)

              OUTSTANDING LOAN - (43.0%)..................................................................     (158,000,000)

              NET OTHER ASSETS AND LIABILITIES - (4.6%)...................................................      (16,871,994)
                                                                                                              -------------
              NET ASSETS - 100.0%.........................................................................    $ 367,171,763
                                                                                                              -------------

(a) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(c) Senior Loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at May 31, 2012.

(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(f) Delayed Draw Loan (see Note 2C - Unfunded Loan Commitments in the Notes to Financial Statements).

(g)   Represents commitment fee rate on unfunded loan commitment.

(h) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(i)   This borrower has filed for protection in federal bankruptcy court.

(j) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1D - Restricted Securities in the Notes to Financial Statements).

(k) This Senior Loan is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.

(l)   Non-income producing security.

(m) Aggregate cost for federal income tax purposes is $552,975,900. As of May 31, 2012, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,231,412 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,163,555.

NR    Not Rated


Page 14                    See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MAY 31, 2012


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                                          LEVEL 3
                                                      TOTAL         LEVEL 1                             SIGNIFICANT
                                                     VALUE AT        QUOTED      LEVEL 2 SIGNIFICANT    UNOBSERVABLE
                                                    5/31/2012        PRICES       OBSERVABLE INPUTS        INPUTS
                                                   ------------    ----------    -------------------    ------------
Senior Floating-Rate Loan Interests:
     Aluminum                                      $  1,950,000    $       --        $         --       $  1,950,000
     Asset Management & Custody Banks                18,471,940            --          17,456,813          1,015,127
     Health Care  Services                           16,470,245            --          14,589,458          1,880,787
     Independent Power Producers & Energy Traders    18,231,792            --          15,170,254          3,061,538
     Other Diversified Financial Services            24,634,572            --          20,041,517          4,593,055
     Packaged Foods & Meats                           2,927,751            --           1,962,612            965,139
     Trucking                                         5,696,463            --           2,784,493          2,911,970
     Other Industry Categories*                     452,148,892            --         452,148,892                 --
                                                   ------------    ----------        ------------       ------------
     Total Senior Floating-Rate Loan Interests      540,531,655            --         524,154,039         16,377,616
Notes                                                        --            --                  --                 --**
Common Stocks*                                        1,509,740     1,509,740                  --                 --
Warrants*                                                 2,362            --               2,362                 --
Preferred Stocks*                                            --            --                  --                 --**
                                                   ------------    ----------        ------------       ------------
TOTAL INVESTMENTS                                  $542,043,757    $1,509,740        $524,156,401       $ 16,377,616
                                                   ============    ==========        ============       ============



* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

**    Market value is less than $1.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of May 31, 2012, the Fund transferred Senior Floating-Rate Loan Interests valued at $11,342,281 from Level 3 to Level 2 and $965,139 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred between Level 3 and Level 2 did so primarily as a result of additional information obtained from an independent third party pricing vendor relating to the market activity of individual Senior Floating-Rate Loan Interests.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2011
     Senior Floating-Rate Loan Interests           $ 34,433,986
     Notes                                                   --
     Common Stocks                                           --
     Warrants                                                --
     Preferred Stocks                                        --
Net Realized Gain (Loss)                                100,178
Net Change in Unrealized Appreciation/Depreciation      (73,993)
Purchases
     Senior Floating-Rate Loan Interests              6,904,137
Sales
     Senior Floating-Rate Loan Interests            (14,609,550)
Transfers In
     Senior Floating-Rate Loan Interests                965,139
Transfers Out
     Senior Floating-Rate Loan Interests            (11,342,281)
                                                   ------------
ENDING BALANCE AT MAY 31, 2012
     Senior Floating-Rate Loan Interests             16,377,616
     Notes                                                   --
     Common Stocks                                           --
     Warrants                                                --
     Preferred Stocks                                        --
                                                   ------------
Total Level 3 holdings                             $ 16,377,616
                                                   ============



Net change in unrealized appreciation/depreciation from Level 3 investments held as of May 31, 2012 was $(29,686) and is included in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations.


                       See Notes to Financial Statements                 Page 15

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2012


ASSETS:
Investments, at value
   (Cost $552,792,937).........................................................................      $542,043,757
Cash...........................................................................................         3,712,675
Prepaid expenses...............................................................................            23,079
Receivables:
   Investment securities sold..................................................................        21,211,861
   Interest....................................................................................         3,078,210
   Dividends...................................................................................            13,008
                                                                                                     ------------
      Total Assets.............................................................................       570,082,590
                                                                                                     ------------

LIABILITIES:
Outstanding loan...............................................................................       158,000,000
Payables:
   Investment securities purchased.............................................................        44,229,603
   Investment advisory fees....................................................................           337,301
   Interest and fees on loan...................................................................           129,778
   Audit and tax fees..........................................................................            62,200
   Custodian fees..............................................................................            51,976
   Administrative fees.........................................................................            41,298
   Printing fees...............................................................................            27,059
   Legal fees..................................................................................            11,744
   Trustees' fees and expenses.................................................................             8,517
   Transfer agent fees.........................................................................             2,972
   Financial reporting fees....................................................................               771
Other liabilities..............................................................................             7,608
                                                                                                     ------------
      Total Liabilities........................................................................       202,910,827
                                                                                                     ------------
NET ASSETS.....................................................................................      $367,171,763
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $480,974,343
Par value......................................................................................           253,437
Accumulated net investment income (loss).......................................................         2,094,387
Accumulated net realized gain (loss) on investments............................................      (105,401,224)
Net unrealized appreciation (depreciation) on investments......................................       (10,749,180)
                                                                                                     ------------
NET ASSETS.....................................................................................      $367,171,763
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $      14.49
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        25,343,671
                                                                                                     ============


Page 16                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2012


INVESTMENT INCOME:
Interest.......................................................................................      $ 28,840,288
Dividends (net of foreign withholding tax of $32,138)..........................................               885
Other..........................................................................................         1,025,135
                                                                                                     ------------
   Total investment income.....................................................................        29,866,308
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................         3,888,617
Interest and fees on loan......................................................................         1,991,914
Administrative fees............................................................................           389,806
Printing fees..................................................................................           108,062
Legal fees.....................................................................................            96,670
Custodian fees.................................................................................            71,627
Audit and tax fees.............................................................................            68,001
Trustees' fees and expenses....................................................................            36,529
Transfer agent fees............................................................................            32,616
Financial reporting fees.......................................................................             9,250
Other..........................................................................................            98,852
                                                                                                     ------------
   Total expenses..............................................................................         6,791,944
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................        23,074,364
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................         1,021,296
   Net change in unrealized appreciation (depreciation) on investments.........................        (8,968,841)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        (7,947,545)
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 15,126,819
                                                                                                     ============



                       See Notes to Financial Statements                 Page 17

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             YEAR            YEAR
                                                                                             ENDED           ENDED
                                                                                           5/31/2012       5/31/2011
                                                                                        --------------  --------------
OPERATIONS:
Net investment income (loss).......................................................     $   23,074,364  $   18,553,225
Net realized gain (loss)...........................................................          1,021,296         596,325
Net change in unrealized appreciation (depreciation)...............................         (8,968,841)     18,626,513
                                                                                        --------------  --------------
Net increase (decrease) in net assets resulting from operations....................         15,126,819      37,776,063
                                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................        (21,979,654)    (17,618,839)
                                                                                        --------------  --------------
Total distributions to shareholders................................................        (21,979,654)    (17,618,839)
                                                                                        --------------  --------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................            122,469         639,102
                                                                                        --------------  --------------
Net increase (decrease) in net assets resulting from capital transactions..........            122,469         639,102
                                                                                        --------------  --------------
Total increase (decrease) in net assets............................................         (6,730,366)     20,796,326

NET ASSETS:
Beginning of period................................................................        373,902,129     353,105,803
                                                                                        --------------  --------------
End of period......................................................................     $  367,171,763  $  373,902,129
                                                                                        ==============  ==============
Accumulated net investment income (loss) at end of period..........................     $    2,094,387  $    1,018,448
                                                                                        ==============  ==============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................         25,335,277      25,291,939
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........              8,394          43,338
                                                                                        --------------  --------------
Common Shares at end of period.....................................................         25,343,671      25,335,277
                                                                                        ==============  ==============





Page 18                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MAY 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ................  $   15,126,819
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
      Purchases of investments..................................................    (350,802,561)
      Sales, maturities and paydowns of investments.............................     352,582,016
      Net amortization/accretion of premiums/discounts on investments...........      (1,895,911)
      Net realized gain/loss on investments.....................................      (1,021,296)
      Net change in unrealized appreciation/depreciation on investments.........       8,968,841
CHANGES IN ASSETS AND LIABILITIES:
      Increase in interest receivable...........................................        (599,425)
      Increase in dividends receivable..........................................         (13,008)
      Decrease in prepaid expenses..............................................         565,267
      Decrease in interest and fees on loan payable.............................          (5,763)
      Decrease in investment advisory fees payable..............................          (2,169)
      Decrease in audit and tax fees payable....................................         (11,189)
      Decrease in legal fees payable............................................         (10,140)
      Increase in printing fees payable.........................................             170
      Increase in administrative fees payable...................................           9,677
      Increase in custodian fees payable........................................          32,278
      Decrease in transfer agent fees payable...................................            (762)
      Decrease in Trustees' fees and expenses payable...........................          (1,249)
      Increase in financial reporting fees and expenses payable.................             771
      Decrease in other liabilities payable.....................................          (2,047)
                                                                                  --------------
CASH PROVIDED BY OPERATING ACTIVITIES...........................................                   $   22,920,319
                                                                                                   --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds of Common Shares reinvested......................................         122,469
      Distributions to Common Shareholders .....................................     (21,979,654)
      Proceeds from borrowing...................................................      27,000,000
      Repayment of borrowing....................................................     (29,000,000)
                                                                                  --------------
CASH USED IN FINANCING ACTIVITIES...............................................                      (23,857,185)
                                                                                                   --------------
Decrease in cash................................................................                         (936,866)
Cash at beginning of period.....................................................                        4,649,541
                                                                                                   --------------
CASH AT END OF PERIOD...........................................................                   $    3,712,675
                                                                                                   ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees...............................                   $    1,436,816
                                                                                                   ==============




                       See Notes to Financial Statements                 Page 19

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          5/31/2012    5/31/2011 (a)    5/31/2010      5/31/2009      5/31/2008
                                                          ---------    -------------    ---------      ---------      ---------
Net asset value, beginning of period ...................  $   14.76      $   13.96      $   11.79      $   16.42      $   18.91
                                                          ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........................       0.91           0.73           0.47           0.87           1.45
Net realized and unrealized gain (loss) ................      (0.31)          0.77           2.15          (4.63)         (2.37)
Distributions paid to AMP (b) Shareholders from:
     Net investment income .............................         --             --          (0.02)         (0.09)         (0.20)
                                                          ---------      ---------      ---------      ---------      ---------
Total from investment operations .......................       0.60           1.50           2.60          (3.85)         (1.12)
                                                          ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..................................      (0.87)         (0.70)         (0.43)         (0.78)         (1.37)
                                                          ---------      ---------      ---------      ---------      ---------
Total distributions to Common Shareholders..............      (0.87)         (0.70)         (0.43)         (0.78)         (1.37)
                                                          ---------      ---------      ---------      ---------      ---------
Net asset value, end of period .........................  $   14.49      $   14.76      $   13.96      $   11.79      $   16.42
                                                          =========      =========      =========      =========      =========
Market value, end of period ............................  $   14.34      $   14.82      $   12.65      $   10.04      $   14.76
                                                          =========      =========      =========      =========      =========
Total return based on net asset value (c)...............       4.45%         11.19%         22.99%        (22.07)%        (5.19)%
                                                          =========      =========      =========      =========      =========
Total return based on market value (c)..................       2.95%         23.20%         30.76%        (26.11)%       (14.32)%
                                                          =========      =========      =========      =========      =========

-----------------------

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON SHARES:

Ratio of total expenses to average net assets ..........       1.88%          1.98%          2.42%          3.40%          3.63%
Ratio of total expenses to average net assets excluding
     interest expense ..................................       1.33%          1.31%          1.39%          1.62%          1.54%
Ratio of net investment income (loss) to average net
     assets ............................................       6.38%          5.09%          3.49%          7.34%          8.52%
Ratio of net investment income (loss) to average net
     assets net of AMP Shares dividends (d).............        N/A            N/A           3.37%          6.60%          7.34%
SUPPLEMENTAL DATA:
Portfolio turnover rate ................................         63%            95%            52%            15%            31%
Net assets, end of period (in 000's)....................  $ 367,172      $ 373,902      $ 353,106      $ 298,097      $ 415,187
Ratio of total expenses to total average Managed
     Assets (e) ........................................       1.31%          1.39%          1.77%          2.02%          2.22%
Ratio of total expenses to total average Managed Assets
     excluding interest expense (e).....................       0.93%          0.92%          1.01%          0.96%          0.94%
PREFERRED SHARES AND LOAN OUTSTANDING
Total AMP Shares outstanding (f)........................        N/A            N/A            N/A          3,200          4,000
Liquidation and market value per AMP share (g)..........        N/A            N/A            N/A      $  25,018      $  25,039
Asset coverage per share................................        N/A            N/A            N/A      $ 118,155 (h)  $ 128,797 (h)
Total loan outstanding (in 000's) ......................  $ 158,000      $ 160,000      $ 153,500      $  57,050      $ 175,000
Asset coverage per $1,000 of loan outstanding (i).....    $   3,324      $   3,337      $   3,300      $   7,627      $   3,944

-----------------------

(a) From inception to October 12, 2010, Four Corners Capital Management, LLC served as the Fund's sub-advisor. Effective October 12, 2010, the Leveraged Finance Investment Team of First Trust Advisors L.P. assumed the day-to-day responsibility for management of the Fund's portfolio.

(b)   Auction Market Preferred ("AMP") Shares.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d)   Ratio reflects the effect of distributions to AMP Shareholders.

(e) Managed Assets are calculated by taking the Fund's total asset value (which includes assets attributable to the Fund's AMP Shares, if AMP Shares are outstanding, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding AMP Shares, if AMP Shares are outstanding, and liabilities, other than the principal amount of borrowing.

(f) As of November 18, 2009, the Fund no longer has any Series A or Series B AMP Shares outstanding.

(g)   Includes accumulated and unpaid distributions to AMP Shareholders.

(h) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value), and dividing by the number of AMP Shares outstanding.

(i) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value and the loan outstanding) and dividing by the outstanding loan balance in 000's.

N/A   Not applicable.


Page 20                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                                  MAY 31, 2012


                              1. FUND DESCRIPTION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Fund pursues these objectives by investing in a portfolio of senior secured floating-rate corporate loans ("Senior Loans")1. There can be no assurance that the Fund will achieve its investment objectives. Investing in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

1)    the fundamental business data relating to the issuer;

2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

3)    the type, size and cost of the security;



1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                                          MAY 31, 2012

4)    the financial statements of the issuer;

5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

6)    the information as to any transactions in or offers for the security;

7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

8)    the coupon payments;

9) the quality, value and salability of collateral, if any, securing the security;

10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

12)   issuer's competitive position within the industry;

13) issuer's ability to access additional liquidity through public and/or private markets; and

14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - -Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - -Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - -Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing portfolio investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's portfolio investments as of May 31, 2012 is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective security.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund didn't have any when-issued, delayed-delivery or forward purchase commitments as of May 31, 2012.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $1,633,222 as of May 31, 2012.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of May 31, 2012, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                                  MAY 31, 2012

                                                                                                         % OF
                                                                                                      NET ASSETS
                                                                                                      APPLICABLE
                                   ACQUISITION    PRINCIPAL     VALUE       CURRENT                   TO COMMON
SECURITY                              DATE      VALUE/SHARES  PER SHARE  CARRYING COST     VALUE        SHARES
-----------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc. - Warrants      6/29/09          1,449     $  1.63    $       --     $   2,362       0.00% *
TOUSA, Inc. - Notes                 7/31/07(1)    $727,273          --       436,364            --       0.00
TOUSA, Inc. - Preferred Stocks      7/31/07(1)       4,273          --     2,563,636            --       0.00
                                                                         ----------------------------------------
                                                                         $ 3,000,000    $    2,362       0.00% *
                                                                         ========================================

* Amount is less than 0.01%.

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. Permanent differences incurred during the year ended May 31, 2012, resulting in book and tax accounting differences, have been reclassified at year end to reflect a decrease in accumulated net investment income (loss) of $18,771, an increase in accumulated net realized gain (loss) on investments of $43,008 and a decrease to paid-in capital of $24,237. Net assets were not affected by these reclassifications.

The tax character of distributions paid during the fiscal years ended May 31, 2012 and 2011 is as follows:

                Distributions paid from:            2012              2011
                                               -------------      -------------
                Ordinary income.............   $  21,979,654      $  17,618,839

As of May 31, 2012, the components of distributable earnings and net assets on a tax basis were as follows:

                Undistributed ordinary income...................  $   2,161,651
                Undistributed capital gains.....................             --
                                                                  -------------
                Total undistributed earnings....................      2,161,651
                Accumulated capital and other losses............   (105,285,525)
                Net unrealized appreciation (depreciation)......    (10,932,143)
                                                                  -------------
                Total accumulated earnings (losses).............   (114,056,017)
                Other...........................................             --
                Paid-in capital.................................    481,227,780
                                                                  -------------
                Net assets......................................  $ 367,171,763
                                                                  =============


F. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At May 31, 2012, the Fund had pre-enactment net capital losses for federal income tax purposes of $105,285,525 expiring as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                                  MAY 31, 2012


         EXPIRATION DATE             AMOUNT
         May 31, 2014         $   3,143,970
         May 31, 2016         $   3,611,723
         May 31, 2017         $  25,585,953
         May 31, 2018         $  68,278,827
         May 31, 2019         $   4,665,052

During the taxable year ended May 31, 2012, the Fund utilized pre-enactment capital loss carryforwards in the amount of $840,490.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2009, 2010, 2011 and 2012 remain open to federal and state audit. As of May 31, 2012, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

H. ACCOUNTING PRONOUNCEMENTS:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is in the process of assessing the impact of the updated standards on the Fund's financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.75% of the Fund's Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings). First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. Effective September 30, 2011, the Bank of New York Mellon serves as the Fund's Custodian in accordance with certain fee arrangements. Prior to September 30, 2011, BNY Mellon Investment Servicing Trust Company (formerly known as PFPC Trust Company) served as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Fund. He continues as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Fund and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Fund.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                                  MAY 31, 2012



expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended May 31, 2012 were $340,571,019 and $364,476,165, respectively.

                                 5. BORROWINGS

The Fund has entered into a Revolving Credit Facility ("Credit Facility") with various lenders and Citicorp North America Inc., as agent, to be used as leverage for the Fund. The Credit Facility had an expiration date of May 9, 2012, which was extended until July 13, 2012. The Credit Facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Credit Facility is $170,000,000. For the year ended May 31, 2012, the average amount outstanding was $156,636,612. The loans under the Credit Facility funded by CRC Funding, LLC (the "Conduit Lender") bear interest for each settlement period at a rate per annum based on the commercial paper rate of the Conduit Lender. The loans under the Credit Facility funded by Citibank, N.A. (the "Secondary Lender") bear interest for each settlement period at a per annum rate equal to (i) the Eurodollar rate for the settlement period plus 0.60% or
(ii) the alternate base rate plus 0.60%. For the year ended May 31, 2012, the Fund had no loans under the Credit Facility funded by the Secondary Lender. The high and low annual interest rates for the loans under the Credit Facility funded by the Conduit Lender during the year ended May 31, 2012, were 0.32% and 0.13%, respectively, with a weighted average interest rate of 0.23%. The annual interest rate in effect for such loans at May 31, 2012 was 0.31%. The Fund also pays additional borrowing costs, which includes a program fee of 0.30% of the amount outstanding and a liquidity fee of 0.30% of the total commitment under the Credit Facility per year.

                   6. CHANGE IN CERTAIN INVESTMENT STRATEGIES

On December 12, 2011, the Fund's Board of Trustees approved changes to certain of the Fund's investment strategies. The Fund's investment strategies are non-fundamental policies of the Fund and require 60 days' prior written notice to shareholders before they can be changed by the Board without receiving shareholder approval. As such, effective on or about April 9, 2012, the following Fund investment strategy became effective:

The Fund has been approved to purchase publicly-traded high-yield bonds for a portion of its portfolio. These purchases will be limited to no more than 10% of managed assets and they are in addition to purchases of revolving credit facilities, investment grade debtor-in-possession financing, unsecured loans, other floating rate debt securities (such as notes, bonds and asset-backed securities, which include special purchase trusts investing in bank loans), investment grade loans, fixed income debt obligations, and money market instruments (such as commercial paper).

                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the investments owned by the Fund. The value of these investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Investment prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur. When the Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the investments is extremely limited or absent), the Fund may take temporary defensive positions.

HIGH-YIELD SECURITIES RISK: The Senior Loans in which the Fund invests are generally rated below investment grade by one or more rating agencies and are considered to be "high-yield" securities. High-yield securities should be considered speculative as their low ratings indicate a quality of less than investment grade, and therefore carry an increased risk of default as compared to investment grade issues. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

High-yield securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. A reduction in an issuer's creditworthiness may result in the bankruptcy of an issuer or the default by an issuer on the interest and principal payments. The market for high-yield securities is smaller and less liquid than that for investment grade securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                                  MAY 31, 2012


LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. If the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the Common Shares' return will be less than if leverage had not been used. The Fund borrowed pursuant to a leverage borrowing program, which constitutes a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares, with respect to the payment of dividends or upon liquidation. If the Fund is not in compliance with certain Credit Facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares. The use of leverage by the Fund increases the likelihood of greater volatility of NAV and market price of the Common Shares. Leverage also increases the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares.

SENIOR LOAN RISK: In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund's Common Shares. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. Although Senior Loans may be secured by specific collateral, the value of the collateral may not equal the Fund's investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

CREDIT RISK: Credit risk is the risk that an issuer of a security held by the Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in "high yield" or "junk" debt; such securities involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On June 20, 2012, the Fund declared a dividend of $0.08125 per share to Common Shareholders of record on July 5, 2012, payable July 16, 2012.

On July 19, 2012, the Fund declared a dividend of $0.08375 per share to Common Shareholders of record on August 3, 2012, payable August 15, 2012.

The Fund entered into a Revolving Credit and Security Agreement on July 13, 2012, with Liberty Street Funding LLC as conduit lender and The Bank of Nova Scotia as secondary lender and agent for the secured parties under the agreement. This agreement and the related documentation replace the Credit Facility with various lenders and Citicorp North America Inc., as agent, which terminated on July 13, 2012.

The new credit facility has an expiration date of July 12, 2013, and may be renewed annually. The new credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the new credit facility is $175,000,000. The loans under the new credit facility funded generally bear interest for each settlement period at a rate per annum based on the commercial paper rate of the conduit lender. The Fund also pays additional borrowing costs, which include a utilization fee at a per annum rate of 0.40% of the daily average of the aggregate outstanding principal amount of the advances during the prior calendar month, and a commitment fee at a per annum rate of the product of (i) 0.40% of the daily average of the total commitment in effect (or if terminated, the aggregate outstanding principal amount of the advances funded or maintained) during the preceding calendar month and (ii) 1.02.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST SENIOR FLOATING RATE INCOME FUND II:

We have audited the accompanying statement of assets and liabilities of First Trust Senior Floating Rate Income Fund II (the "Fund"), including the portfolio of investments, as of May 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012 by correspondence with the Fund's custodian and agent banks; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the First Trust Senior Floating Rate Income Fund II as of May 31, 2012, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
July 24, 2012

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                            MAY 31, 2012 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                            MAY 31, 2012 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of October 21, 2011, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR, N-CSRS and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Annual Meeting of Shareholders for the Fund was held on September 19, 2011 (the "meeting"). At the meeting, Trustees Richard E. Erickson and Thomas R. Kadlec were elected as Class I Trustees for three-year terms expiring at the Fund's annual meeting of shareholders in 2014. The number of votes cast in favor of Mr. Erickson was 23,934,124, and the number of abstentions was 405,964. The number of votes cast in favor of Mr. Kadlec was 23,938,823, and the number of abstentions was 401,265. Niel B. Nielson, James A. Bowen and Robert F. Keith are current and continuing Trustees. Mr. Nielson is currently the Class II Trustee of the Fund for a term expiring at the Fund's annual meeting of shareholders in 2012. Messrs. Bowen and Keith are currently the Class III Trustees of the Fund for terms expiring at the Fund's annual meeting of shareholders in 2013.

                                TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended May 31, 2012, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                            MAY 31, 2012 (UNAUDITED)

                                                                                                     NUMBER OF
                                                                                                 PORTFOLIOS IN THE        OTHER
                                 TERM OF OFFICE                                                     FIRST TRUST      TRUSTEESHIPS OR
                                      AND                                                          FUND COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS, DATE OF BIRTH       LENGTH OF               PRINCIPAL OCCUPATIONS                   OVERSEEN BY          HELD BY
  AND POSITION WITH THE FUND       SERVICE(1)                DURING PAST 5 YEARS                      TRUSTEE            TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson, Trustee    o Three Year Term  Physician; President, Wheaton Orthopedics;           92           None
C/o First Trust Advisors L.P.                      Co-owner And Co-director (January 1996
120 E. Liberty Drive,           o Since Fund       to May 2007), Sports Med Center For Fitness;
  Suite 400                       Inception        Limited Partner, Gundersen Real Estate
Wheaton, IL 60187                                  Limited Partnership; Member,
D.O.B.: 04/51                                      Sportsmed LLC

Thomas R. Kadlec, Trustee       o Three Year Term  President (March 2010 to Present), Senior            92           Director of
c/o First Trust Advisors L.P.                      Vice President and Chief Financial Officer                        ADM Investor
120 E. Liberty Drive,           o Since Fund       (May 2007 to March 2010), Vice President                          Services, Inc.
  Suite 400                       Inception        and Chief Financial Officer (1990 to May                          and ADM
Wheaton, IL 60187                                  2007), ADM Investor Services, Inc.                                Investor
D.O.B.: 11/57                                      (Futures Commission Merchant)                                     Services
                                                                                                                     International

Robert F. Keith, Trustee        o Three Year Term  President (2003 to Present), Hibs                    92           Director of
c/o First Trust Advisors L.P.                      Enterprises (Financial and Management                             Trust Company
120 E. Liberty Drive,           o Since June 2006  Consulting)                                                       of Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee        o Three Year Term  President and Chief Executive Officer                92           Director of
c/o First Trust Advisors L.P.                      (Since 2012), Dew Learning LLC                                    Covenant
120 E. Liberty Drive,           o Since Fund       (Educational Products and Services),                              Transport Inc.
  Suite 400                       Inception        President (June 2002 to 2012), Covenant
Wheaton, IL 60187                                  College
D.O.B.: 03/54


------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee and     o Three Year       Chief Executive Officer (December 2010               92           None
Chairman of the Board(2)          Trustee Term     to Present), President (until December
120 E. Liberty Drive,                              2010), First Trust Advisors L.P. and First
  Suite 400                     o Since Fund       Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                 Inception        Board of Directors, BondWave LLC
D.O.B.: 09/55                                      (Software Development Company/Investment
                                                   Advisor) and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-------------------
(1) Currently, Thomas R. Kadlec and Richard E. Erickson, as Class I Trustees, are serving as trustees until the Fund's 2014 annual meeting of shareholders. Niel B. Nielson, as Class II Trustee, is serving as trustee until the Fund's 2012 annual meeting of shareholders. James A. Bowen and Robert R. Keith, as Class III Trustees, are serving as trustees until the Fund's 2013 annual meeting of shareholders. Officers of the Fund have an indefinite term. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(2) Mr. Bowen is deemed an "interested person" of the Fund due to his position of Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Fund.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                            MAY 31, 2012 (UNAUDITED)

      NAME, ADDRESS             POSITION AND OFFICES        TERM OF OFFICE AND          PRINCIPAL OCCUPATIONS
    AND DATE OF BIRTH               WITH FUND               LENGTH OF SERVICE           DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(3)
------------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley                 President and Chief         o Indefinite term           Chief Operations Officer (December 2010 to
120 E. Liberty Drive,           Executive Officer                                       Present) and Chief Financial Officer, First
  Suite 400                                                 o President and CEO         Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                             since January 2012        Portfolios L.P.; Chief Financial Officer,
D.O.B.: 11/57                                                                           BondWave LLC (Software Development Company/
                                                            o Treasurer, CFO and        Investment Advisor) and Stonebridge Advisors
                                                              CAO Fund Inception -      LLC (Investment Advisor)
                                                              January 2012

Erin E. Klassman                Assistant Secretary         o Indefinite term           Assistant General Counsel (October 2007 to
120 E. Liberty Drive,                                                                   Present), Associate Counsel (March 2006 to
  Suite 400                                                 o Since June 2009           October 2007), First Trust Advisors L.P. and
Wheaton, IL 60187                                                                       First Trust Portfolios L.P.;  Associate
D.O.B.: 08/76                                                                           Attorney (November 2003 to March 2006),
                                                                                        Doyle & Bolotin, Ltd.

James M. Dykas                  Treasurer, Chief Financial  o Indefinite term           Controller (January 2011 to Present), Senior
120 E. Liberty Drive,           Officer and Chief                                       Vice President (April 2007 to January 2011),
  Suite 400                     Accounting Officer          o Treasurer, CFO and        Vice President (January 2005 to April 2007),
Wheaton, IL 60187                                             CAO since January         First Trust Advisors L.P. and First Trust
D.O.B.: 01/66                                                 2012                      Portfolios L.P.

                                                            o Assistant Treasurer
                                                              December 2005 -
                                                              January 2012

Rosanne Gatta                   Assistant Secretary         o Indefinite term           Board Liaison Associate (July 2010 to
120 E. Liberty Drive,                                                                   Present), First
Trust Advisors L.P. and First
  Suite 400                                                 o Since March 2011          Trust Portfolios L.P.; Assistant Vice
Wheaton, IL 60187                                                                       President (February 2001 to July 2010), PNC
D.O.B.: 07/55                                                                           Global Investment Services

Christopher R. Fallow           Assistant Vice President    o Indefinite term           Vice President (August 2006 to Present),
120 E. Liberty Drive,                                                                   First Trust Advisors L.P. and First Trust
  Suite 400                                                 o Since December 2006       Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 04/79

W. Scott Jardine                Secretary                   o Indefinite term           General Counsel, First Trust Advisors L.P.,
120 E. Liberty Drive,                                                                   First Trust Portfolios L.P. and BondWave LLC
  Suite 400                                                 o Since Fund Inception      (Software Development Company/ Investment
Wheaton, IL 60187                                                                       Advisor); Secretary of Stonebridge Advisors
D.O.B.: 05/60                                                                           LLC (Investment Advisor)

Daniel J. Lindquist             Vice President              o Indefinite term           Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                                   Present), First Trust Advisors L.P. and
  Suite 400                                                 o Since December 2005       First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B: 02/70

Coleen D. Lynch                 Assistant Vice President    o Indefinite term           Assistant Vice President (January 2008 to
120 E. Liberty Drive,                                                                   Present), First Trust Advisors L.P. and
  Suite 400                                                 o Since July 2008           First Trust Portfolios L.P.; Vice President
Wheaton, IL 60187                                                                       (May 1998 to January 2008), Van Kampen
DOB: 07/58                                                                              Asset Management and Morgan Stanley
                                                                                        Investment Management

Kristi A. Maher                 Assistant Secretary and     o Indefinite term           Deputy General Counsel (May 2007 to
120 E. Liberty Drive,           Chief Compliance Officer                                Present), First Trust Advisors L.P. and
  Suite 400                                                 o Assistant Secretary       First Trust Portfolios L.P.
Wheaton, IL 60187                                             since Fund Inception
D.O.B.: 12/66
                                                            o Chief Compliance Officer
                                                              since January 2011


---------------
(3) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                            MAY 31, 2012 (UNAUDITED)


                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
1 Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e)   Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $55,000 for 2011 and $67,000 for 2012.

      (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2011 and $0 for 2012.

         AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years of the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2011 and $0 for 2012.

      (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 for 2011 and $10,400 for 2012. These fees were for tax consultation and tax preparation.

          TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years of the registrant for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser were $0 for 2011 and $0 for 2012.

      (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2012.

         ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2012.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph
             (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%

                          (c)  0%

                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for 2011 were $15.18 and $0 for the Registrant and the Registrant's investment adviser, respectively, and for 2012 were $10,400 and $10,320 for the Registrant and the Registrant's investment adviser, respectively.

      (h) The Registrant's audit committee of its Board of Trustees determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) The registrant has a separately designated standing audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                           FIRST TRUST ADVISORS L.P.
                            PROXY VOTING GUIDELINES

         First Trust Advisors L.P. (the "Adviser") serves as investment adviser providing discretionary investment advisory services for separate managed accounts, ERISA accounts and open- and closed-end investment companies (the "Clients"). As part of these services, the Adviser may have responsibility for proxy voting and related duties. In fulfilling these duties, the Adviser has adopted the following policies and procedures:

         1. It is the Adviser's policy to seek and to ensure that proxies are voted on securities in a Client's account consistently and solely in the best economic interests of the Client.

         2. The Adviser shall be responsible for the oversight of Client proxy voting processes and shall assign a senior member of its staff to be responsible for this oversight.

         3. The Adviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Adviser on the voting of proxies related to securities held by Clients. ISS provides voting recommendations based on established guidelines and practices. The Adviser has adopted these ISS Proxy Voting Guidelines.

         4. The Adviser shall review the ISS recommendations and generally will vote proxies in accordance with such recommendations. Notwithstanding the foregoing, the Adviser may not vote in accordance with the ISS recommendations if the Adviser believes that the specific ISS recommendation is not in the best interests of the Client. In addition, whenever a conflict of interest arises between ISS and a company subject to a proxy vote, the Adviser will vote the proxy without using the analyses of ISS and will consider the recommendation of the company and what the Adviser believes to be in the best interests of the Client. In addition, if the Adviser has actual knowledge of any other type of material conflict of interest between itself and the respective Client with respect to the voting of a proxy, the Adviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest. With respect to open- and closed-end funds and variable annuity sub-accounts, if there is a conflict of interest between fund shareholders and FTA, the fund's principal underwriter, or sub-adviser, if applicable, FTA will vote the proxy based on the recommendations of ISS to avoid such conflict of interest.

         5. If the Adviser manages the assets or pension fund of a company and any of the Adviser's Clients hold any securities in that company, the Adviser will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

         6. If a Client requests the Adviser to follow specific voting guidelines or additional guidelines, the Adviser shall review the request and follow such guidelines, unless the Adviser determines that it is unable to follow such guidelines. In such case, the Adviser shall inform the Client that it is not able to follow the Client's request.

         7. FTA will monitor changes to the ISS guidelines to determine that such guidelines continue to result in a voting policy that is in the best interests of Clients.

         8. In certain circumstances, where FTA has determined that it is consistent with the Client's best interest, FTA will not take steps to ensure that proxies are voted on securities in the Client's accounts. The following are circumstances where this may occur:

         (a) Limited Value. Proxies will not be required to be voted on securities in a Client's account if the value of the Client's economic interest in the securities is indeterminable or insignificant (less than $1,000). Proxies will also not be required to be voted for any securities that are no longer held by the Client's account.

         (b) Securities Lending Program. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. In most cases, FTA will not take steps to see that loaned securities are voted. However, where FTA determines that a proxy vote, or other shareholder action, is materially important to the Client's account, FTA will make a good faith effort to recall the security for purposes of voting, understanding that in certain cases, the attempt to recall the security may not be effective in time for voting deadlines to be met.

         (c) Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, FTA may choose not to vote where the cost of voting a Client's proxy would exceed any anticipated benefits to the Client of the proxy proposal (e.g. foreign securities).

         9. For certain open- or closed-end funds relying on Section 12(d)(1)(F) of the 1940 Act, FTA will vote on proxies of securities of investment companies held by such funds in the same proportion as all other holders of such securities (i.e. mirror or echo voting) to the extent possible.


Amended:     September 21, 2009

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

INFORMATION PROVIDED AS OF AUGUST 1, 2012

William Housey is the Senior Portfolio Manager for the Leveraged Finance Investment Team of First Trust Advisors L.P. ("First Trust") and has primary responsibility for investment decisions. Scott Fries assists Mr. Housey and is also a Senior Credit Analyst assigned to certain industries. The portfolio managers are supported in their portfolio management activities by a team of credit analysts, a designated trader and operations personnel. Senior Credit Analysts are assigned industries and Associate Credit Analysts support the Senior Credit Analysts. All credit analysts report to Mr. Housey.

William Housey, CFA

Senior Vice President, Senior Portfolio Manager

Mr. Housey joined First Trust in June 2010 as Senior Portfolio Manager in the Leveraged Finance Investment Team and has nearly 16 years of investment experience. Prior to joining First Trust, Mr. Housey was at Morgan Stanley/Van Kampen Funds, Inc. for 11 years and served as Executive Director and Co-Portfolio Manager. Mr. Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including senior loans, high-yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a BS in Finance from Eastern Illinois University and an MBA in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. Mr. Housey holds the Chartered Financial Analyst ("CFA") designation.

Scott D. Fries, CFA

Vice President, Portfolio Manager

Mr. Fries joined First Trust in June 2010 as Portfolio Manager in the Leveraged Finance Investment Team and has over 16 years of investment industry experience. Prior to joining First Trust, Mr. Fries spent 15 years and served as Co-Portfolio Manager of Institutional Separately Managed Accounts for Morgan Stanley/Van Kampen Funds, Inc. Mr. Fries received a BA in International Business from Illinois Wesleyan University and an MBA in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

INFORMATION PROVIDED AS OF MAY 31, 2012

 Name of Portfolio                            Total                  # of Accounts Managed for   Total Assets for which
     Manager or                           # of Accounts   Total        which Advisory Fee is     Advisory Fee is Based
    Team Member       Type of Accounts      Managed*      Assets        Based on Performance         on Performance
  ---------------     ----------------      --------      ------       ----------------------        --------------
1.  William Housey,   Registered                2         $160                  0                           $0
    CFA               Investment                          million
                      Companies:
                      Other Pooled              0           $0                  0                           $0
                      Investment
                      Vehicles:
                      Other Accounts:           0           $0                  0                           $0

2.  Scott Fries, CFA  Registered                2          $160                 0                           $0
                      Investment                          million
                      Companies:
                      Other Pooled              0           $0                  0                           $0
                      Investment
                      Vehicles:
                      Other Accounts:           0           $0                  0                           $0

         * Information excludes the registrant.


POTENTIAL CONFLICTS OF INTERESTS

Potential conflicts of interest may arise when a portfolio manager of the Registrant has day-to-day management responsibilities with respect to one or more other funds or other accounts. The First Trust Leveraged Finance Investment Team adheres to its trade allocation policy utilizing a pro-rata methodology to address this conflict.

First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"), have in place a joint Code of Ethics and Insider Trading Policies and Procedures that are designed to (a) prevent First Trust personnel from trading securities based upon material inside information in the possession of such personnel and (b) ensure that First Trust personnel avoid actual or potential conflicts of interest or abuse of their positions of trust and responsibility that could occur through such activities as front running securities trades for the Registrant. Personnel are required to have duplicate confirmations and account statements delivered to First Trust and FTP compliance personnel who then compare such trades to trading activity to detect any potential conflict situations.

In addition to the personal trading restrictions specified in the Code of Ethics and Insider Trading Policies and Procedures, employees in the Leveraged Finance Investment Team currently are prohibited from buying or selling equity securities (including derivative instruments such as options, warrants and futures) and corporate bonds for their personal account and in any accounts over which they exercise control. Employees in the Leveraged Finance Investment Team are also prohibited from engaging in any personal transaction while in possession of material non-public information regarding the security or the issuer of the security. First Trust and FTP also maintain a confidential watch list of all issuers for which the Leveraged Finance Investment Team has material non-public information in its possession.

(a)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

INFORMATION PROVIDED AS OF MAY 31, 2012

The compensation structure for the Leveraged Finance Investment Team of First Trust is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust.

Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Leveraged Finance Investment Team are not based upon criteria such as performance of the Registrant or the value of assets of the Fund, although discretionary bonuses for Leveraged Finance Team members are based on the profitability of the leveraged finance department.


(a)(4) DISCLOSURE OF SECURITIES OWNERSHIP AS OF MAY 31, 2012

        ---------------------------  --------------------------------
         Name of Portfolio Manager       Dollar ($) Range of Fund
                      or                   Shares Beneficially
                  Team Member                     Owned
                  -----------                     ------
        ---------------------------  --------------------------------
        William Housey               $10,001 - $50,000 (1,000 shares)
        ---------------------------  --------------------------------
        Scott Fries                           $0 (0 shares)
        ---------------------------  --------------------------------


(b)      Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             First Trust Senior Floating Rate Income Fund II
                ----------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                           Mark R. Bradley, President and
                           Chief Executive Officer
                           (principal executive officer)

Date: July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                           Mark R. Bradley, President and
                           Chief Executive Officer
                           (principal executive officer)

Date: July 19, 2012

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                           James M. Dykas, Treasurer, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date: July 19, 2012

* Print the name and title of each signing officer under his or her signature.